Non-controlling Interest (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Noncontrolling Interest [Abstract]
Summarized Financial Information of Non-controlling Interest

Summarized statement of loss and comprehensive loss:

	Three-month period ended		Nine-month period ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Revenue from contracts with customers	$8,380,966	$6,791,703	$24,903,038	$19,456,048
Cost of sales	(7,825,211)	(7,020,841)	(23,748,469)	(19,914,902)
Selling, general and administrative expenses	(3,184,805)	(2,185,582)	(9,412,606)	(7,157,115)
Impairment loss on goodwill and intangible assets	—	—	(10,164,000)	—
Finance costs	(934,685)	(1,184,310)	(2,396,967)	(1,857,471)
Loss before tax	(3,563,735)	(3,599,030)	(20,819,004)	(9,473,440)
Income tax (expense) recovery	(14,543)	50	(14,543)	(11,894)
Net loss	(3,578,278)	(3,598,980)	(20,833,547)	(9,485,334)
Total comprehensive loss	(3,578,278)	(3,598,980)	(20,833,547)	(9,485,334)
Loss attributable to the subsidiary's non-controlling interest	(1,785,561)	(1,803,089)	(10,395,940)	(4,752,152)
Comprehensive loss attributable to the subsidiary's non-controlling interest	$(1,785,561)	$(1,795,891)	$(10,395,940)	$(4,733,182)

Summarized statement of balance sheets:

	December 31,	March 31,
	2022	2022
Current assets	$13,911,380	12,260,375
Non-current assets	28,184,381	39,000,367
Current liabilities	8,010,791	5,991,483
Non-current liabilities	34,454,862	25,362,259
Total equity	(369,892)	19,907,000
Attributable to:
Equity holders of the Company	$(2,696,029)	$7,184,923
Non-controlling interest	2,326,137	12,722,077

Summarized statement of cash flow:

	Three-month period ended		Nine-month period ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Cash flow used in operating activities	$(1,873,210)	$(531,533)	$(5,798,310)	$(8,605,043)
Cash flow used in investment activities	—	(55,519)	—	(56,765)
Cash flow from financing activities(1)	1,999,408	859,130	5,249,408	8,831,765
Net increase (decrease) in cash and cash equivalents	$126,198	$272,078	$(548,902)	$169,957
(1)	Cash flow from financing activities is partially provided through intercompany advances.

Summarized statement of loss and comprehensive loss:

	Year ended	February 10, 2021
	March 31, 2022	to March 31, 2021
Revenue from contracts with customers	$25,971,480	$2,403,074
Cost of sales	(28,200,621)	(3,192,259)
Selling, general and administrative expenses	(9,459,448)	(1,253,251)
Impairment loss on intangible assets	(1,527,000)	—
Impairment loss on goodwill	(3,288,847)	—
Finance costs	(2,427,165)	(140,218)
Loss before tax	(18,931,601)	(2,182,654)
Income tax	(11,854)	(1,398)
Net loss	(18,943,455)	(2,184,052)
Total comprehensive loss	(18,948,855)	(2,635,006)
Loss attributable to the subsidiary’s non-controlling interest	(9,452,784)	(1,094,210)
Comprehensive loss attributable to the subsidiary’s non-controlling interest	$(9,455,479)	$(1,320,138)

Summarized statement of balance sheets:

	March 31,	March 31,
	2022	2021
Current assets	$12,260,375	11,338,209
Non-current assets	39,000,367	51,263,341
Current liabilities	5,991,483	6,125,690
Non-current liabilities	25,362,259	12,031,860
Total equity	19,907,000	44,444,000
Attributable to:
Equity holders to parent	$7,184,923	$22,266,444
Non-controlling interest	12,722,077	22,177,556

Summarized statement of cash flow:

	Year ended	February 10, 2021
	March 31, 2022	to March 31, 2021
Cash flow used in operating activities	$(10,214,243)	$(2,225,032)
Cash flow used in investment activities	(122,136)	—
Cash flow from (used in) financing activities(1)	11,280,528	(26,286)
Net increase (decrease) in cash and cash equivalents	$944,149	$(2,251,318)
(1)	Cash flow from financing activities is provided through intercompany advances.